Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

December 1, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated December 1, 2023, do not differ from those contained in Post-Effective Amendment No. 655 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 17, 2023:

iShares U.S. Consumer Focused ETF

iShares U.S. Tech Independence Focused ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary